Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details Narrative
Non-Capital Losses Carried Forward	$ 1,953,967
Income taxes rate	25.75%	25.00%